Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Loss Contingencies [Line Items]
Guarantee contracts and stand-by letters of credit		$ 190.2
Guarantees
Loss Contingencies [Line Items]
Loss contingency		144.7
Stand-by letters of credit
Loss Contingencies [Line Items]
Loss contingency		$ 45.5
2014 California lawsuit
Loss Contingencies [Line Items]
Legal costs	$ 9.0